NYSE

17010491

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 26, 2017

Received SEC

MAY 26 2017

Washington, DC 20549

CERT NYS

File No. 001-33519

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares Each Representing 1/1,000 of a 5.15% Cumulative Preferred Share of Beneficial Interest, Series F, par value $0.01 per share of PUBLIC STORAGE, under the Exchange Act of 1934.

Sincerely,